Document and Entity Information	Sep. 08, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001718108
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	SURFACE ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38459
Entity Tax Identification Number	46-5543980
Entity Address, Address Line One	333 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	02139
City Area Code	(650)
Local Phone Number	649-3530
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001
Trading Symbol	SURF
Entity Emerging Growth Company	true
Entity Ex Transition Period	true